Trade and other receivables - Disclosure of unbilled trade and other receivables (Details) - CAD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Trade and other receivables [abstract]
Balance, beginning of year	$ 5,211	$ 8,881
Revenue billed during the year	(5,211)	(3,670)
Revenue in excess of billings, net of amounts transferred to trade accounts receivable	42,248	0
Balance, end of year	42,248	5,211
Current	42,248	5,211
Non-current	$ 0	$ 0